RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED-PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONSShares of the Company’s common stock held by the Plan are managed by the Principal Financial Group as trustee and custodian for the Plan. The investments in Southside Bancshares, Inc. common stock at December 31, 2025 and 2024, included 114,791 and 110,016 shares, respectively, with fair values of $3,488,490 and $3,494,096, respectively. The Company pays administrative fees to Principal Financial Group. These transactions qualify as party-in-interest transactions as do note receivables from participants; however, they are exempt from the prohibited transaction rules under ERISA.